Summary of Significant Accounting Policies (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Foreign currency transactions and translations
Cash and cash equivalents denominated in RMB	$ 513,196	¥ 3,324,384	$ 739,565	¥ 4,790,751	¥ 2,026,264	¥ 775,477
Cumulative foreign currency translation adjustment				20,707	¥ (32,976)
Convenience translation
Convenience translation calculated at the rate of US$1.00	6.4778	6.4778
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%
Foreign currency risk | Denominated in RMB
Foreign currency transactions and translations
Cash and cash equivalents denominated in RMB		¥ 3,216,485		¥ 4,118,507